Shareholder Report, Holdings (Details)	May 31, 2025
C000129656 | T. Rowe Price Value Fund
Holdings [Line Items]
Percent of Net Asset Value	14.60%
C000129656 | T. Rowe Price Growth Stock Fund
Holdings [Line Items]
Percent of Net Asset Value	13.90%
C000129656 | T. Rowe Price U.S. Large-Cap Core Fund
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000129656 | T. Rowe Price Equity Index 500 Fund
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000129656 | T. Rowe Price International Value Equity Fund
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000129656 | T. Rowe Price Overseas Stock Fund
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000129656 | T. Rowe Price International Stock Fund
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000129656 | T. Rowe Price Real Assets Fund
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000129656 | T. Rowe Price Mid-Cap Growth Fund
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000129656 | T. Rowe Price Mid-Cap Value Fund
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000129656 | Domestic Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	64.20%
C000129656 | International Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	27.30%
C000129656 | Domestic Bond Funds
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000129656 | International Bond Funds
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000129656 | Other Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000129657 | T. Rowe Price Value Fund
Holdings [Line Items]
Percent of Net Asset Value	14.60%
C000129657 | T. Rowe Price Growth Stock Fund
Holdings [Line Items]
Percent of Net Asset Value	13.90%
C000129657 | T. Rowe Price U.S. Large-Cap Core Fund
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000129657 | T. Rowe Price Equity Index 500 Fund
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000129657 | T. Rowe Price International Value Equity Fund
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000129657 | T. Rowe Price Overseas Stock Fund
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000129657 | T. Rowe Price International Stock Fund
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000129657 | T. Rowe Price Real Assets Fund
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000129657 | T. Rowe Price Mid-Cap Growth Fund
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000129657 | T. Rowe Price Mid-Cap Value Fund
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000129657 | Domestic Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	64.20%
C000129657 | International Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	27.30%
C000129657 | Domestic Bond Funds
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000129657 | International Bond Funds
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000129657 | Other Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000169039 | T. Rowe Price Value Fund
Holdings [Line Items]
Percent of Net Asset Value	14.60%
C000169039 | T. Rowe Price Growth Stock Fund
Holdings [Line Items]
Percent of Net Asset Value	13.90%
C000169039 | T. Rowe Price U.S. Large-Cap Core Fund
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000169039 | T. Rowe Price Equity Index 500 Fund
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000169039 | T. Rowe Price International Value Equity Fund
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000169039 | T. Rowe Price Overseas Stock Fund
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000169039 | T. Rowe Price International Stock Fund
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000169039 | T. Rowe Price Real Assets Fund
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000169039 | T. Rowe Price Mid-Cap Growth Fund
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000169039 | T. Rowe Price Mid-Cap Value Fund
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000169039 | Domestic Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	64.20%
C000169039 | International Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	27.30%
C000169039 | Domestic Bond Funds
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000169039 | International Bond Funds
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000169039 | Other Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	2.90%